Share-Based Compensation - Summary of The Restricted Share Units Activity (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning ,Weighted	$ 15.5702	$ 17.1506	$ 15.435
Granted	3.1233	13.9339	18.618
Forfeited	13.4427	17.9309	17.9943
Vested	14.4987	16.6645	13.6528
Ending ,Weighted	7.8046	$ 15.5702	$ 17.1506
Expected to vest Weighted	$ 7.8593
Beginning, RSU	6,841,198	6,644,306	6,279,848
Granted	5,084,817	3,550,617	3,144,152
Forfeited	(1,731,659)	(806,435)	(603,929)
Vested	(2,921,887)	(2,547,290)	(2,175,765)
Ending, RSU	7,272,469	6,841,198	6,644,306
Expected to vest RSU	6,978,994